STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2018	2017	2016

Expected dividend yield	N/A	0%	N/A
Risk-free interest rate	N/A	1.74%	N/A
Expected volatility	N/A	140%	N/A
Expected option life (in years)	N/A	5	N/A

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted-
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Options	Price	Term (years)
Outstanding, December 31, 2016	1,900,000	$0.20	3.20
Granted in 2017	4,630,000	$0.07	3.15
Outstanding, December 31, 2017 and 2018	6,530,000	$0.11	2.77
Exercisable, December 31, 2018	4,986,666	0.12	2.57

Schedule of Non-Vested Stock Options, Activity [Table Text Block]
		Weighted
		Average
	Number of	Grant Date
	Options	Fair Value
Non-vested at December 31, 2016	350,000	$0.16
Granted	4,630,000	$0.07
Vested	(1,893,333)	$0.07
Non-vested at December 31, 2017	3,086,667	$0.07
Vested	(1,543,333)	$0.18
Non-vested at December 31, 2018	1,543,334	$0.18

Schedule of Disclosure of Stock Options Outstanding [Table Text Block]
Number of Options	Exercise Price	Expiry Date
600,000	$0.20	April 30, 2019
300,000	$0.20	July 31, 2020
1,000,000	$0.20	September 4, 2020
4,630,000	$0.07	June 7, 2022
6,530,000